Investments - Financing Receivable Maturity Schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Management
Investments
Financing receivable, gross	$ 13,586	$ 13,586	$ 13,586
Insurance Solutions
Investments
Remainder of The Year	19,882
Year One	93,156	94,084
Year Two	23,100	40,273
Year Three	20,075	14,348
Year Four	0	4,910
Year Five and Thereafter	17,964	17,820
Financing receivable, gross	174,177	171,435	147,515
Corporate loans | Asset Management
Investments
Remainder of The Year	0
Year One	0	0
Year Two	0	0
Year Three	0	0
Year Four	0	0
Year Five and Thereafter	13,586	13,586
Financing receivable, gross	13,586	13,586	13,586
Corporate loans | Insurance Solutions
Investments
Remainder of The Year	0
Year One	0
Year Two	0
Year Three	0
Year Four	0
Year Five and Thereafter	17,964	17,820
Financing receivable, gross	17,964	17,820	22,537
Multi-family mortgage loans | Insurance Solutions
Investments
Remainder of The Year	9,715
Year One	59,802	62,060
Year Two	13,801	24,857
Year Three	15,219	6,269
Year Four	0
Year Five and Thereafter	0
Financing receivable, gross	98,537	93,186	64,529
Commercial real estate mortgage loans | Insurance Solutions
Investments
Remainder of The Year	10,167
Year One	33,354	32,024
Year Two	9,299	15,416
Year Three	4,856	8,079
Year Four	0	4,910
Year Five and Thereafter	0
Financing receivable, gross	$ 57,676	$ 60,429	$ 60,449